CERTIFICATION
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned hereby certifies as follows:
1.	This filing is made on behalf of Janus Investment Fund (the “Registrant”). The Registrant’s 1933 Act No. is 002-34393 and Registrant’s 1940 Act No. is 811-01879.

2.	There are no changes to the Prospectuses and Statements of Additional Information from the forms of the Prospectuses and Statements of Additional Information that were filed in Post-Effective Amendment No. 137 (“PEA No. 137”) on December 27, 2010, and became effective on December 28, 2010, pursuant to Rule 485(b) under the 1933 Act, for the following funds:

Janus Emerging Markets Fund	Janus Global Bond Fund
— Class A Shares	— Class A Shares
— Class C Shares	— Class C Shares
— Class D Shares	— Class D Shares
— Class I Shares	— Class I Shares
— Class S Shares	— Class S Shares
— Class T Shares	— Class T Shares

(collectively, the “Funds”)
3.	The text of PEA No. 137 has been filed electronically.
DATED: December 30, 2010

JANUS INVESTMENT FUND on behalf of the Funds
By:	/s/ Stephanie Grauerholz-Lofton
Stephanie Grauerholz-Lofton
Vice President